INCOME TAX - Reconciliation of income taxes at statutory rates (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
INCOME TAX
Canadian statutory tax rate	27.00%	27.00%
Loss before income taxes	$ (1,578,941)	$ (3,780,222)
Income tax recovery computed at Canadian statutory rates	(426,309)	(1,020,659)
Foreign tax rates different from statutory rate	322,632	(69,866)
Permanent items and other	(194,975)	583,296
Change in unrecognized deferred tax assets	298,652	507,229
Income tax expense	$ 0	$ 0